Unredeemed Capital Expenditure (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount	$ 867.6		$ 883.8
Unredeemed capital expenditure	2,883.3		2,942.4
Gold Fields Operations
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount	197.0		207.7
Unredeemed capital expenditure	656.9		692.3
Unredeemed capital expenditure, tax rate	30.00%	[1]
GFI Joint Venture Holdings
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount	546.8	[2]	534.0	[2]
Unredeemed capital expenditure	1,822.6	[2]	1,779.9	[2]
Unredeemed capital expenditure, tax rate	30.00%	[1],[2]
Disallowance amount of SARS	1,108.8
Capital allowance	1,822.6
Gold Fields La Cima
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount	105.8	[3]	135.3	[3]
Unredeemed capital expenditure	352.5	[3]	450.9	[3]
Unredeemed capital expenditure, tax rate	30.00%	[3]
Abosso Goldfields Limited
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount	18.0		6.8
Unredeemed capital expenditure	$ 51.3		$ 19.3
Unredeemed capital expenditure, tax rate	35.00%	[4]

[1]	These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.
[2]	During 2014, the South African Revenue Services ("SARS") issued a Finalisation of Audit Letter ("the Audit Letter") stating that SARS had disallowed US$1,108.8 million of GFIJVH's recognised capital allowance of US$1,822.6 million. The company has not received an assessment from SARS disallowing the US$1,108.8 million and the company believes it is more likely than not it has a defendable position over this matter.
[3]	The estimated capital allowances do not have an expiration date. Gold Fields La Cima, or La Cima, currently has no tax losses available for utilization against future profits.
[4]	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.